Document and Entity Information	Mar. 28, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001799850
Document Type	8-K
Document Period End Date	Mar. 28, 2022
Entity Registrant Name	Renovacor, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39271
Entity Tax Identification Number	83-3169838
Entity Address, Address Line One	P.O. Box 8142
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06836
City Area Code	(610)
Local Phone Number	424-2650
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock $0.0001 par value per share
Trading Symbol	RCOR
Security Exchange Name	NYSEAMER
Warrants To Purchase One Share Of Common Stock At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	RCOR.WS
Security Exchange Name	NYSEAMER